United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Municipal Securities Fund, Inc.

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 97.6%
	Alabama – 0.3%
$1,250,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	$1,289,450
	Alaska – 0.1%
595,000	Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	636,912
	Arizona – 2.5%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,160,660
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,378,520
2,000,000	Phoenix, AZ Civic Improvement Corp. — Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,389,160
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,071,540
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,310,560
	TOTAL	12,310,440
	California – 13.7%
500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	501,965
500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(Assured Guaranty Municipal Corp. INS), 9/1/2016	562,415
1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	1,090,610
3,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,111,720
1,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,099,380
1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	1,018,960
425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	460,011
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	971,300
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,104,900
950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(National Public Finance Guarantee Corporation INS), 3/1/2032	921,386
2,000,000	California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,265,240
4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,525,320
1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,191,050
1,000,000	California Statewide CDA, COP, 5.50% (Sutter Health)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,003,680
1,000,000	El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,001,880
1,000,000	Fresno, CA Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	1,036,290
3,000,000	Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State)/(FGIC INS), 6/1/2035	2,856,750
1,800,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,296,396
1,000,000	Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,001,960
1,000,000	Long Beach, CA USD, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,135,190
5,000,000	Los Angeles, CA Department of Airports, Senior Revenue Bonds (Series 2010D), 5.25%, 5/15/2026	5,680,750
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	1,068,740
1,000,000	Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,062,430

Principal Amount		Value
$2,000,000	Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,198,420
1,000,000	Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,145,310
1,000,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,110,060
500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	527,945
1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,873,638
6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,681,480
3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2025	2,923,770
1,500,000	Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,598,535
349,000	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	169,684
200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	220,562
1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,105,330
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,442,740
400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	424,184
1,000,000	Torrance, CA Hospital Revenue Bonds, (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,002,790
1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,127,360
3,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,171,750
1,000,000	University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,131,210
240,000	University of California, Revenue Bonds (Series A), 5.125% (United States Treasury PRF 5/15/2013@100), 5/15/2020	255,605
1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,000,490
	TOTAL	67,079,186
	Colorado – 0.6%
1,175,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,286,061
415,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	524,249
1,000,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25%, 6/1/2036	1,121,450
	TOTAL	2,931,760
	Connecticut – 1.0%
4,000,000	Connecticut State, Refunding UT GO Bonds (Series 2010C), 5.00%, 12/1/2019	5,016,560
	Delaware – 0.5%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,546,814
	District of Columbia – 0.6%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	3,064,830
	Florida – 4.3%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,578,243
1,700,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	1,841,338
2,175,000	Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2008F), 5.00% (Florida State), 6/1/2025	2,562,411
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,332,650
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,291,963
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,265,250
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	1,074,730

Principal Amount		Value
$2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities )/(Original Issue Yield: 5.98%), 8/1/2040	2,035,600
	TOTAL	20,982,185
	Georgia – 3.7%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,585,750
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,288,353
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,520,100
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,099,900
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,165,980
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,217,770
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,372,210
	TOTAL	18,250,063
	Illinois – 5.9%
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,192,456
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,623,735
3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	3,198,060
2,765,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	2,896,255
1,000,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.50% (Navistar International Corp.), 10/15/2040	1,039,750
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,316,471
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,353,800
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,414,300
2,250,000	Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,319,030
450,000	Illinois State, UT GO Bonds, 5.25%, (National Public Finance Guarantee Corporation INS) 10/1/2018	462,335
1,500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,572,255
1,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,292,952
	TOTAL	28,681,399
	Indiana – 3.7%
2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,232,868
1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25%, (National Public Finance Guarantee Corporation INS) 1/1/2018	1,042,577
1,500,000	Indiana State Finance Authority , Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,494,210
1,715,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,898,299
1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,708,710
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,806,920
1,841,771	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	315,495
4,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	4,487,280
	TOTAL	17,986,359
	Kansas – 0.2%
1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	1,043,269
	Kentucky – 0.7%
3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,454,350
	Maryland – 0.2%
1,060,000	Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,089,903
	Massachusetts – 3.1%
4,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,369,920

Principal Amount		Value
$4,330,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,605,734
3,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2010B-2), 5.00% (Harvard University), 10/15/2020	3,835,050
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,043,830
1,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,124,540
	TOTAL	14,979,074
	Michigan – 2.2%
5,000,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2010B), 5.00%, 8/1/2027	5,747,800
1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,601,115
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,011,950
2,470,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,633,662
	TOTAL	10,994,527
	Minnesota – 0.2%
1,000,000	University of Minnesota, GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,163,010
	Mississippi – 2.0%
8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	9,069,040
940,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	949,823
	TOTAL	10,018,863
	Missouri – 0.3%
1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,351,674
	Nebraska – 0.1%
625,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2010A), 5.70%, 9/1/2031	682,525
	Nevada – 1.0%
3,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,252,660
1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,042,330
235,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	123,326
580,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	298,114
	TOTAL	4,716,430
	New Hampshire – 0.4%
1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,721,329
	New Jersey – 2.2%
3,000,000	New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	3,087,000
5,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	5,507,050
2,000,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,112,340
	TOTAL	10,706,390
	New Mexico – 0.5%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,218,060
	New York – 9.0%
1,500,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,572,915
2,000,000	Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,106,900
4,000,000	New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 4.345% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,378,400
3,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,249,660

Principal Amount		Value
$4,000,000	New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,529,000
2,725,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	3,138,246
3,570,000	New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	4,024,532
5,000,000	New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,555,050
1,060,000	New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,131,879
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,216,600
2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,898,000
3,000,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	3,742,590
1,985,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), (National Public Finance Guarantee Corporation INS) 6/1/2014	2,188,959
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,318,680
	TOTAL	44,051,411
	North Carolina – 6.8%
2,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	2,213,460
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,122,380
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,149,440
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	515,705
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	557,350
1,000,000	Cumberland County, NC, Refunding COP (Series 2009B), 5.00%, 12/1/2024	1,141,310
500,000	Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2025	555,075
800,000	High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	878,480
500,000	Iredell County, NC, COP (Series 2008), 5.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.13%), 6/1/2027	546,340
1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2036	1,753,939
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,138,740
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,446,400
500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	520,645
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	561,960
3,915,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	4,241,511
1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,437,315
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	510,085
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,001,790
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A) , 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,254,381
590,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	590,932
500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	560,020
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	259,967
500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	550,405

Principal Amount		Value
$250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	249,508
500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2019	584,230
500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	547,335
500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	523,720
850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	902,377
500,000	University of North Carolina Wilmington, COP (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	571,470
525,000	University of North Carolina Wilmington, COP, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 6/1/2022	569,258
	TOTAL	33,455,528
	Ohio – 3.9%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,426,750
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 12/1/2024	1,831,495
870,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	911,699
1,345,000	Ohio State Building Authority, State Facilities Bonds (Series 2002A), 5.00% (United States Treasury PRF 4/1/2012@100), 4/1/2022	1,361,342
5,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, (AMBAC Assurance Corporation INS) 2/15/2031	5,437,700
60,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), (AMBAC Assurance Corporation INS) 12/1/2014	66,002
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,876,086
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,251,240
	TOTAL	19,162,314
	Oklahoma – 0.2%
1,000,000	Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(National Public Finance Guarantee Corporation INS), 10/1/2016	1,109,470
	Pennsylvania – 8.3%
3,890,000	Allegheny County, PA HDA Authority, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,562,075
1,280,000	Allegheny County, PA HDA Authority, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,198,170
1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,096,143
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,916,462
4,935,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	5,936,558
5,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,766,650
3,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,339,390
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,744,995
3,125,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	3,252,781
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,917,520
3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,199,980
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,038,870
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,341,720
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,065,010
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,228,250
	TOTAL	40,604,574
	Puerto Rico – 0.5%
1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,115,170

Principal Amount		Value
$1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,088,910
	TOTAL	2,204,080
	Rhode Island – 0.6%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,688,550
	South Carolina – 1.4%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,181,620
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,508,560
1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,136,830
	TOTAL	6,827,010
	Tennessee – 0.8%
2,500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	2,625,000
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,143,470
	TOTAL	3,768,470
	Texas – 8.6%
2,795,000	Bexar County, TX, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	2,895,760
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,415,200
500,000	Harris County, TX Metropolitan Transit Authority, Sales & Use Tax Bonds (Series 2011A), 5.00%, 11/1/2031	555,775
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(Original Issue Yield: 5.08%), 8/15/2033	2,124,860
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,161,960
1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,048,960
2,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	2,565,625
1,000,000	Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,020,810
3,515,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	4,018,805
2,500,000	San Antonio, TX Water System, Revenue Refunding Bonds (Series 2011A), 5.00%, 5/15/2036	2,694,775
1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG), 8/15/2026	1,122,470
2,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	2,449,200
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, 12/15/2026	2,001,012
1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,748,153
5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,515,200
4,000,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2009A), 5.00%, 8/1/2029	4,583,680
	TOTAL	41,922,245
	Vermont – 0.2%
1,000,000	Burlington, VT Airport, Revenue Bonds, Series A, 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,001,570
	Virginia – 1.7%
3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,986,931
4,000,000	Virginia Resources Authority, Subordinated Revenue Bonds (Series 2008), 5.00% (Virginia State Clean Water Revolving Fund), 10/1/2027	4,522,080
	TOTAL	8,509,011
	Washington – 1.5%
2,000,000	Port of Seattle, WA, Revenue & Refunding Bonds (Series 2010B), 5.00%, 6/1/2040	2,116,780
3,060,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,121,812
2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,104,960
	TOTAL	7,343,552

Principal Amount		Value
	West Virginia – 0.5%
$2,200,000	Pleasants County, WV County Commission, PCR Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,238,258
	Wisconsin – 3.6%
1,520,000	Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,533,391
6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,858,480
3,000,000	Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,273,960
1,595,000	Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,655,690
4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,453,480
	TOTAL	17,775,001
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $449,372,139)	477,576,406
	SHORT-TERM MUNICIPALS – 1.0%[1]
	Indiana – 0.2%
850,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 1/2/2012	850,000
	Ohio – 0.7%
3,700,000	Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.090%, 1/2/2012	3,700,000
	Pennsylvania – 0.1%
300,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 1/5/2012	300,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,850,000
	TOTAL MUNICIPAL INVESTMENTS — 98.6% (IDENTIFIED COST $454,222,139)[2]	482,426,406
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[3]	7,022,866
	TOTAL NET ASSETS — 100%	$489,449,272

At December 31, 2011, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	At December 31, 2011, the cost of investments for federal tax purposes was $454,136,407. The net unrealized appreciation of investments for federal tax purposes was $28,289,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,238,499 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,948,500.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012